Debt and Capital Structure	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Debt and Capital Structure

22. DEBT AND CAPITAL STRUCTURE
For the year ended December 31, 2024, the annualized weighted average interest rate on outstanding debt, including the Company’s proportionate share of short-term borrowings, was 4.5 percent (2023 – 4.7 percent).
A) Short-Term Borrowings

As at December 31,	Notes	2024	2023
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	173	179
Total Debt Principal		173	179
i) Uncommitted Demand Facilities
As at December 31, 2024, the Company had uncommitted demand facilities of $1.7 billion (December 31, 2023 – $1.7 billion) in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at December 31, 2024, there were outstanding letters of credit aggregating to $355 million (December 31, 2023 – $364 million) and no direct borrowings (December 31, 2023 – $nil).
ii) WRB Uncommitted Demand Facilities
WRB has uncommitted demand facilities of US$450 million (December 31, 2023 – US$450 million) that may be used to cover short-term working capital requirements, of which Cenovus’s proportionate share is 50 percent. As at December 31, 2024, US$240 million was drawn on these facilities, of which Cenovus’s proportionate share was US$120 million (C$173 million). As at December 31, 2023, Cenovus's proportionate share of drawings was US$135 million (C$179 million)
B) Long-Term Debt

As at December 31,	Notes	2024	2023
Committed Credit Facility	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	5,470	5,028
Canadian Dollar Unsecured Notes	ii	2,000	2,000
Total Debt Principal		7,470	7,028
Debt Premiums (Discounts), Net, and Transaction Costs		64	80
Long-Term Debt		7,534	7,108
Less: Current Portion		192	—
Long-Term Portion		7,342	7,108
i) Committed Credit Facility
On June 26, 2024, Cenovus renewed its existing committed credit facility to extend the maturity dates by more than one year. The committed credit facility consists of a $2.2 billion tranche maturing on June 26, 2027, and a $3.3 billion tranche maturing on June 26, 2028. As at December 31, 2024, no amount was drawn on the credit facility (December 31, 2023 – $nil).
The committed credit facility may include Canadian overnight repo rate average loans, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
ii) U.S. Dollar Denominated and Canadian Dollar Denominated Unsecured Notes
The principal amounts of the Company’s outstanding unsecured notes are:

	2024		2023
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Unsecured Notes
5.38% due July 15, 2025	133	192	133	176
4.25% due April 15, 2027	373	537	373	493
4.40% due April 15, 2029	183	262	183	241
2.65% due January 15, 2032	500	720	500	661
5.25% due June 15, 2037	333	479	333	441
6.80% due September 15, 2037	191	275	191	253
6.75% due November 15, 2039	652	938	652	862
4.45% due September 15, 2042	91	131	91	121
5.20% due September 15, 2043	27	39	27	36
5.40% due June 15, 2047	569	818	569	752
3.75% due February 15, 2052	750	1,079	750	992
	3,802	5,470	3,802	5,028
Canadian Dollar Unsecured Notes
3.60% due March 10, 2027		750		750
3.50% due February 7, 2028		1,250		1,250
		2,000		2,000
Total Unsecured Notes		7,470		7,028
For the year ended December 31, 2023, the Company purchased US$1.0 billion in principal of its outstanding unsecured notes.
As at December 31, 2024, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is below this limit.
C) Mandatory Debt Payments

	U.S. Dollar Unsecured Notes		Canadian Dollar Unsecured Notes	Total
As at December 31, 2024	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2025	133	192	—	192
2026	—	—	—	—
2027	373	537	750	1,287
2028	—	—	1,250	1,250
2029	183	262	—	262
Thereafter	3,113	4,479	—	4,479
	3,802	5,470	2,000	7,470
D) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity and Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents, and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions, while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, steward working capital, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, Total Debt, Net Debt to adjusted earnings before interest, taxes and DD&A (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4.0 billion over the long-term at a WTI price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices or the strengthening or weakening of the Canadian dollar relative to the U.S. dollar.
On November 3, 2023, Cenovus filed a base shelf prospectus that allows the Company to offer, from time to time, debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere as permitted by law. The base shelf prospectus will expire in December 2025. Offerings under the base shelf prospectus are subject to market conditions on terms set forth in one or more prospectus supplements.
Net Debt to Adjusted EBITDA

As at December 31,	2024	2023
Short-Term Borrowings	173	179
Current Portion of Long-Term Debt	192	—
Long-Term Portion of Long-Term Debt	7,342	7,108
Total Debt	7,707	7,287
Less: Cash and Cash Equivalents	(3,093)	(2,227)
Net Debt	4,614	5,060

Net Earnings (Loss)	3,142	4,109
Add (Deduct):
Finance Costs, Net (1)	514	538
Income Tax Expense (Recovery)	929	931
Depreciation, Depletion and Amortization	4,871	4,644
Exploration and Evaluation Asset Write-downs	37	29
(Income) Loss From Equity-Accounted Affiliates	(66)	(51)
Unrealized (Gain) Loss on Risk Management	12	52
Foreign Exchange (Gain) Loss, Net	462	(67)
(Gain) Loss on Divestiture of Assets (1)	(119)	20
Re-measurement of Contingent Payments	30	59
Other (Income) Loss, Net	(55)	(63)
Adjusted EBITDA (2)	9,757	10,201

Net Debt to Adjusted EBITDA (times)	0.5	0.5
(1)Revised presentation as of January 1, 2024. See Note 4.
(2)Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

As at December 31,	2024	2023
Net Debt	4,614	5,060

Cash From (Used in) Operating Activities	9,235	7,388
(Add) Deduct:
Settlement of Decommissioning Liabilities	(234)	(222)
Net Change in Non-Cash Working Capital	1,305	(1,193)
Adjusted Funds Flow (1)	8,164	8,803

Net Debt to Adjusted Funds Flow (times)	0.6	0.6
(1)Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

As at December 31,	2024	2023
Net Debt	4,614	5,060
Shareholders’ Equity	29,754	28,698
Capitalization	34,368	33,758

Net Debt to Capitalization (percent)	13	15